Debt - Summary of Components of Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Term Loan Credit Facility	$ 132,422	$ 148,995	$ 177,539
Less: Debt discount, net of accumulated amortization	(1,015)	(1,254)	(1,711)
Less: Deferred financing fees, net of accumulated amortization	(460)	(567)	(553)
Less: Current portion	(29,746)	(20,586)	(15,563)
Long-term debt	$ 101,201	$ 126,588	$ 159,712